Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2018
Entity Registrant Name	dei_EntityRegistrantName	JNL VARIABLE FUND LLC
Entity Central Index Key	dei_EntityCentralIndexKey	0001072428
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 25, 2019
Document Effective Date	dei_DocumentEffectiveDate	Apr. 29, 2019
Prospectus Date	rr_ProspectusDate	Apr. 29, 2019